Note 36 - Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 23	€ 1
Other assets	17	24
Fees paid from plan assets to asset managers of the Group	22	24
Market value of derivatives with a counterparty of the Group	765	306
Notional amount of derivatives with a counterparty of the Group	€ 12,309	€ 14,623